Segmentation of key figures (Details 10) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,622	$ 12,781	$ 26,575	$ 25,312
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,379	2,256	$ 4,762	4,557
Sandoz | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	8.00%		8.00%
Sandoz | Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,848	1,783	$ 3,713	3,619
Sandoz | Generics [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		3.00%
Net sales, change in %, cc	6.00%		6.00%
Sandoz | Biosimilars [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 531	$ 473	$ 1,049	$ 938
Sandoz | Biosimilars [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		12.00%
Net sales, change in %, cc	13.00%		15.00%